EQUITY - Movement in issued and outstanding share capital (Details)		6 Months Ended				12 Months Ended
	Jan. 25, 2023	Jun. 30, 2022 shares	Jun. 30, 2022	Jun. 30, 2022 USD ($)	Jun. 30, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2021	Dec. 31, 2021 Options	Dec. 31, 2020 shares	Dec. 31, 2020	Dec. 31, 2020 Options
EQUITY
Number of shares, beginning balance		9,836,873			8,389,462	8,389,462			8,268,215
Issuance of Preferred shares						1,232,616
Issuance of Ordinary shares		272,851				183,320
Exercise of employees' options into Ordinary shares	3.51806		32,168	32,168	14,841		31,475	31,475		121,247	121,247
Number of shares, ending balance		10,141,892				9,836,873			8,389,462